--------------------------------------------------------------------------------


CORTLAND                                                        600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                                    212-830-5200
================================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 1996 through September 30, 1996.

Cortland Trust, Inc.'s Money Market Fund had 87,422 shareholder accounts and net assets of $1,248,461,580 as of September 30, 1996.

As of September 30, 1996, the U.S. Government Fund had 6,636 shareholder accounts and net assets of $211,701,837.

As of September 30, 1996, the Municipal Money Market Fund had 5,133 shareholder accounts and net assets of $193,185,678.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,

\s\ Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1996
(UNAUDITED)

================================================================================


                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------
Commercial Paper (31.83%)
-----------------------------------------------------------------------------------------------------------------------------------
$20,000,000   Abbey National North America                                 03/10/97     5.82%    $  19,497,778      P1          A1+
 15,000,000   American Home Food Products (b)                              10/09/96     5.36        14,982,167      P1
 15,000,000   Bank of America, First Savings Bank                          10/22/96     5.33        14,953,800      P1          A1+
 25,000,000   Bank of America, First Savings Bank                          10/30/96     5.35        24,893,264      P1          A1+
 25,000,000   Banque International A Luxembourg                            10/23/96     5.49        24,917,194      P1          A1+
 15,000,000   Banque International A Luxenbourg                            10/31/96     5.50        14,932,250      P1          A1+
 16,750,000   Banque International A Luxenbourg                            11/22/96     5.37        16,621,769      P1          A1+
 15,000,000   Cheltenham & Gloucester                                      12/20/96     5.50        14,819,333      P1          A1+
 25,000,000   First Chicago/NBD Corp.                                      10/15/96     5.36        24,948,375      P1          A1
 27,000,000   GTE Corporation (b)                                          10/02/96     5.38        26,995,988
 15,000,000   GTE Corporation (b)                                          10/24/96     5.38        14,948,633
 10,000,000   GTE Corporation (b)                                          10/24/96     5.40         9,965,692
 10,000,000   GTE Corporation (b)                                          10/29/96     5.41         9,958,156
 20,000,000   International Lease Finance Corporation                      10/28/96     5.32        19,920,950      P1          A1
 25,000,000   Kingdom of Sweden                                            12/17/96     5.40        24,716,597      P1          A1+
 10,580,000   Merrill Lynch Australia                                      10/28/96     5.39        10,537,468      P1          A1+
 20,000,000   Morgan Stanley Group, Incorporated                           10/08/96     5.37        19,979,311      P1          A1+
 20,000,000   National Rural Utilities Cooperative Finance Corporation     11/19/96     5.42        19,854,906      P1          A1+
 10,000,000   Svenska Handelsbanken                                        11/22/96     5.39         9,922,867      P1          A1
 60,000,000   UBS Finance, Delaware                                        10/01/96     5.85        60,000,000      P1          A1+
-----------                                                                                        -----------
399,330,000   Total Commercial Paper                                                               397,366,498
-----------                                                                                        -----------
Domestic Certificates of Deposit (1.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$15,000,000   Union Bank of California                                     12/18/96     5.43%    $  15,000,000      P1          A1
-----------                                                                                        -----------
 15,000,000   Total Domestic Certificates of Deposit                                                15,000,000
-----------                                                                                        -----------
Letter of Credit Commercial Paper (23.07%)
-----------------------------------------------------------------------------------------------------------------------------------
$  7,000000   Banco Mercantil Del Norte, S.A.
              LOC Bayerische Vereinsbank, A.G.                             11/15/96     5.42%    $   6,953,188      P1          A1+
 15,000,000   Banco National de Comerico Exterior, S.N.C.
              LOC Societe Generale                                         12/06/96     5.47        14,852,325      P1          A1
 20,000,000   Banco Rio de La Plata
              LOC Bayerische Vereinsbank, A.G.                             01/21/97     5.53        19,664,000      P1          A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000,000 Bancomer S.A.
              LOC Bank of Montreal                                         10/04/96     5.34%    $   9,995,583      P1          A1+
   17,000,000 Bancomer S.A.
              LOC Bank of Montreal                                         10/10/96     5.58        16,976,625      P1          A1+
   20,000,000 Beal Caynam Limited
              LOC Westdeutsche Landesbank Girozentrale                     12/06/96     5.44        19,802,733      P1          A1+
   10,000,000 Galicia Buenos Aires Funding Corporation
              LOC Dresdner Bank A.G.                                       02/18/97     5.68         9,784,167      P1          A1+
   10,000,000 Garanti Funding Corporation II
              LOC Bayerische Vereinsbank, A.G.                             02/04/97     5.55         9,811,000      P1          A1+
   15,000,000 Garanti Funding Corporation II
              LOC Bayerische Vereinsbank, A.G.                             02/05/97     5.55        14,714,250      P1          A1+
    5,000,000 Guangdong Enterprise Limited
              LOC Credit Suisse                                            11/25/96     5.45         4,959,438      P1          A1
   15,000,000 Guangdong Enterprise Limited
              LOC Credit Suisse                                            02/11/97     5.61        14,696,871      P1          A1
   15,000,000 Louis Dreyfus Corporation
              LOC Caisse Nationale de Credit Agricole                      10/09/96     5.31        14,982,333      P1          A1+
   10,000,000 Louis Dreyfus Corporation
              LOC Caisse Nationale de Credit Agricole                      10/09/96     5.37         9,988,111      P1          A1+
   10,000,000 Minmetal Capital & Securities, Inc.
              (Owned by China National
              Metals & Minerals Import & Export)
              LOC Credit Suisse                                            02/25/97     5.66         9,775,417      P1          A1+
   15,000,000 National Bank of Pakistan
              LOC Credit Suisse                                            12/02/96     5.60        14,859,208      P1          A1+
   10,000,000 North Limited
              LOC Credit Suisse                                            10/03/96     5.37         9,997,028      P1          A1+
   10,000,000 Omnicom Finance, Incorporated
              LOC ABN AMRO Bank N.V.                                       10/16/96     5.34         9,977,833      P1          A1+
   11,446,000 Petroleo Brasileiro S.A.
              LOC Barclays Bank PLC                                        10/11/96     5.40        11,428,895      P1          A1+
   10,000,000 Petroleo Brasileiro S.A.
              LOC Barclays Bank PLC                                        10/17/96     5.47         9,976,356      P1          A1+



-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================


                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$10,000,000   Unibanco Brasilieros
              LOC Westdeutsche Landesbank Girozentrale                     10/07/96     5.57%    $   9,990,833      P1          A1+
 10,000,000   Unibanco Brasilieros
              LOC Westdeutsche Landesbank Girozentrale                     12/10/96     5.56         9,893,444      P1          A1+
 10,000,000   Unibanco Brasilieros
              LOC Westdeutsche Landesbank Girozentrale                     12/17/96     5.51         9,883,644      P1          A1+
 25,000,000   Western Financial Savings Bank
              LOC Federal Home Loan Bank                                   10/02/96     5.68        24,996,056      P1          A1+
-----------                                                                                        -----------
290,446,000   Total Letter of Credit Commercial Paper                                              287,959,338
-----------                                                                                        -----------
Master Notes (2.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$30,000,000   Morgan (J.P.) Securities Incorporated (c)                    10/11/96     5.41%    $  30,000,000
-----------                                                                                         ----------
 30,000,000   Total Master Notes                                                                    30,000,000
------------                                                                                        ----------
Medium Term Notes (4.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$50,000,000   First U.S.A. Credit Master Trust - Series 1995-96
              Class A (Steers)(d)                                          12/10/96     5.51%    $  50,000,000      Aaa         AAA
-----------                                                                                         ----------
 50,000,000  Total Medium Term Notes                                                                50,000,000
-----------                                                                                         ----------

Other Notes (17.80%)
-----------------------------------------------------------------------------------------------------------------------------------
$10,000,000   City of New York GO Municipal, NY (Fiscal 1996) - Series A-2
              LOC Societe Generale                                         02/14/97     5.70%    $  10,000,000      VMIG-1      A1+
 23,000,000   General Electric Engine Receivables 1995-1
              Trust VR Guaranteed Notes (e)
              LOC General Electric Capital Corporation                     02/14/00     5.54        23,000,000      P1          A1+
 10,000,000   General Electric Engine Receivables 1995-1
              Trust VR Guaranteed Notes (e)
              LOC General Electric Capital Corporation                     02/14/01     5.46        10,000,000
 60,000,000   General Motors Acceptance Corporation
              Mortgage Company of Pennslyvania (f)                         10/31/96     5.43        60,000,000
  7,500,000   Mississippi Business Finance Corporation IDRB
              (Howard Industries, Inc.) - Series 1995 (g)
              LOC National Bank of Detroit                                 06/01/10     5.70         7,500,000      P1
 25,000,000   SSM Trust 1996-1 (h)                                         05/29/97     5.49        25,000,000      P1          A1+
 19,000,000   State of Missouri HEFA
              (SSM Health Care System) 1995 - Series D (g)
              MBIA Insured                                                 06/01/24     5.40        19,000,000      Aaa         AAA

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$26,000,000   State of Oregon Taxable EDRB
              (Georgia Pacific Corporation 1995 B) - Series 169
              LOC Commerzbank A.G.                                         10/10/96     5.70%    $  26,000,000
  7,800,000   Stone Creek, L.L.C.
              Taxable Variable Rate Securities - Series 1995 (g)
              LOC Columbus Bank & Trust Company                            08/01/20     5.70         7,800,000      P1
 33,900,000   The City of New York
              Taxable Municipal Fiscal 1996 - Series A-2
              LOC Societe Generale                                         02/10/97     5.70        33,900,000                  A1+
-----------                                                                                        -----------
222,200,000   Total Other Notes                                                                    222,200,000
-----------                                                                                        -----------

Repurchase Agreements, Overnight (9.37%)
-----------------------------------------------------------------------------------------------------------------------------------
$117,000,000  Donaldson Lufkin & Jenrette Securities Corporation
              (Collateralized by:
              $140,179,000 U.S. Treasury Strips, 0.00%, due 11/15/96 to 05/15/20
              $    863,000 U.S. Treasury Note, 6.750%, due 06/30/99
              $  2,229,000 U.S. Treasury Bonds,  9.000% to 12.500%,  due 08/15/14 to 11/15/18
              $  3,800,000  Resolution Funding  Corporation,  0.000%, due 10/15/05
              $ 51,205,000 Fannie Mae Discount Notes,  0.000%,  due 10/10/96
              $  7,050,000 Federal Farm Credit Medium Term Bond, 5.240%, due 02/24/99)
                                                                           10/01/96     5.73%    $ 117,000,000
-----------                                                                                        ------------
117,000,000   Total Repurchase Agreements, Overnight                                               117,000,000
-----------                                                                                        ------------
Yankee Certificates of Deposits (10.01%)
-----------------------------------------------------------------------------------------------------------------------------------
$25,000,000   ABN AMRO                                                     11/15/96     5.45%    $  24,999,367      P1          A1+
 20,000,000   ABN AMRO                                                     11/15/96     5.43        19,999,860      P1          A1+
 25,000,000   Bank of Nova Scotia                                          10/15/96     5.34        24,999,977      P1          A1+
 10,000,000   Banque Nationale                                             10/15/96     5.35        10,000,767      P1          A1+
 25,000,000   Canadian Imperial Bank of Commerce                           11/06/96     5.40        25,000,000      P1          A1+
 20,000,000   Dresdner Bank A.G.                                           11/22/96     5.15        19,999,426      P1          A1+
-----------                                                                                   ----------------
125,000,000   Total Yankee Certificates of Deposit                                                 124,999,397
-------------                                                                                 ----------------
              Total Investments (99.68%)(Cost $ 1,244,525,233+)                                  1,244,525,233
              Cash and Other Assets, Net of Liabilities (.32%)                                       3,936,347
                                                                                              ----------------
              Net Assets (100.00%)                                                              $1,248,461,580
                                                                                              ================
              +     Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund may invest.

(b) This is a split rated security, given the highest ratings by at least two of the four nationally recognized rating agencies.

(c) This is a Master Note. The interest rate is adjusted monthly based upon the one month LIBOR flat, daily put option.

(d) This is a Medium Term Note. The interest rate is reset monthly based upon the one month LIBOR plus 2 basis points.

(e) This security has a 7-day put feature exercisable by the Fund at par value. Rate changes monthly.

(f) This is a Loan Participation; guaranteed by GMAC which is split rated, given the highest ratings by at least two of four nationally recognized ratings agencies.

(g) This security has a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.

(h) The interest rate is adjusted monthly based upon one month LIBOR rate plus 5 basis points.


KEY:
     GO       =     General Obligations                           IDRB     =      Industrial Development Revenue Bond
     EDRB     =     Educational Development Revenue Bond          LOC      =      Letter of Credit
     HEFA     =     Health and Education Facilities Authority     VR       =      Variable Rate


-------------------------------------------------------------------------------
                        See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

      Face                                                    Maturity                   Value
     Amount                                                    Date        Yield       (Note 2)
     ------                                                    ----        -----        ------

U.S. Government Agencies (90.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Federal Farm Credit Bank                        12/02/96     5.36%     $  4,955,135
 10,000,000   Federal Farm Credit Bank                        03/14/97     5.30        10,000,000
 39,100,000   Federal Home Loan Bank                          10/01/96     5.70        39,100,000
  5,000,000   Federal Home Loan Bank                          11/06/96     5.33         4,974,000
  5,000,000   Federal Home Loan Bank                          12/03/96     5.40         4,953,975
  5,000,000   Federal Home Loan Bank                          12/31/96     5.32         4,934,151
  5,000,000   Federal Home Loan Bank                          02/07/97     5.18         4,999,725
  5,000,000   Federal Home Loan Mortgage Corporation          10/01/96     5.17         5,000,000
  5,000,000   Federal Home Loan Mortgage Corporation          10/17/96     5.29         4,988,300
  5,000,000   Federal Home Loan Mortgage Corporation          11/06/96     5.30         4,973,850
  5,000,000   Federal Home Loan Mortgage Corporation          11/18/96     5.29         4,965,200
  5,000,000   Federal Home Loan Mortgage Corporation          12/04/96     5.47         4,952,000
  5,000,000   Federal Home Loan Mortgage Corporation          12/20/96     5.23         5,025,223
  5,000,000   Federal National Mortgage Association           10/10/96     5.32         4,993,525
 10,000,000   Federal National Mortgage Association           10/23/96     5.22         9,968,406
  5,000,000   Federal National Mortgage Association           11/07/96     5.35         4,973,175
  5,000,000   Federal National Mortgage Association           11/19/96     5.30         4,964,407
  7,500,000   Federal National Mortgage Association           11/21/96     5.35         7,444,644
  5,000,000   Federal National Mortgage Association           11/27/96     5.37         4,958,596
  5,000,000   Federal National Mortgage Association           11/27/96     5.35         4,958,200
  5,000,000   Federal National Mortgage Association           12/06/96     5.49         4,950,408
  5,000,000   Federal National Mortgage Association           12/13/96     5.45         4,945,453
  5,000,000   Federal National Mortgage Association           02/06/97     5.39         4,906,489
  5,000,000   Federal National Mortgage Association           02/27/97     5.45         4,890,320
  5,000,000   Federal National Mortgage Association           04/04/97     5.35         4,998,284
  5,000,000   Student Loan Marketing Association (a)          10/04/96     5.31         5,000,000
  5,000,000   Student Loan Marketing Association (a)          10/10/96     5.37         4,999,950
  5,250,000   Student Loan Marketing Association (a)          11/14/96     5.43         5,250,000
  5,000,000   Student Loan Marketing Association (a)          03/13/97     5.41         5,000,000
-----------                                                                           -----------
191,850,000   Total U.S. Government Agencies                                          191,023,416
-----------                                                                           -----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================


      Face                                                                    Maturity                    Value
     Amount                                                                     Date      Yield          (Note 2)
     ------                                                                     ----      -----           ------
U.S. Treasury Bills (4.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$10,000,000   U.S. Treasury Bills                                              11/14/96    5.03%      $ 9,940,722
-----------                                                                                            -----------
 10,000,000   Total U.S. Treasury Bills                                                                 9,940,722
-----------                                                                                            -----------
Repurchase Agreement, Overnight (4.25%)
-----------------------------------------------------------------------------------------------------------------------------------

$ 9,000,000   Morgan (J.P.) Securities, Inc.
              (Collateralized by:
              $3,155,000 Federal Farm Credit Bank Discount Note, 0.00%,
                 due 12/04/96
              $8,580,000 Resolution Funding Corporation, 0.00% to 9.375%,
                 due 10/15/99 to 01/15/30); proceeds - $9,182,248              10/01/96    5.58%      $ 9,000,000
-----------                                                                                          ------------
  9,000,000  Total Repurchase Agreement, Overnight                                                      9,000,000
-----------                                                                                          ------------
              Total Investments (99.18%)(Cost $209,964,138+)                                          209,964,138
              Cash and Other Assets, Net of Liabilities (0.82%)                                         1,737,699
                                                                                                     ------------
              Net Assets (100.00%)                                                                  $ 211,701,837
                                                                                                     ============


              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTE:

(a)  This is a variable rate Student Loan Marketing Association Short Term Note.
     The interest rate is adjusted  weekly based upon the 3-month  Treasury Bill
     Auction.


-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================


                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------
Tax Exempt Investments (17.73%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,415,000   Commonwealth of Kentucky
              State Property & Building Commission RRB Project #59         11/01/96     3.85%    $  4,416,981                    A+
  2,000,000   County of Stark, OH GO                                       10/18/96     3.86        2,000,196
  5,000,000   Cranston Rhode Island BAN
              LOC State Street Bank & Trust Co.                            03/03/97     3.76        5,016,787
  4,000,000   Dorchester County SC Waterworks & Sewer System RB BAN        02/06/97     3.69        4,004,714
  1,000,000   Evanston IL, GO                                              12/01/96     3.17        1,000,886
  5,000,000   Pierce County, WA TAN                                        12/27/96     3.24        5,002,304
  2,750,000   South Gibson School Corporation Indiana General Fund TAW     12/31/96     3.84        2,752,342
  5,000,000   State of Texas TRAN                                          08/29/97     3.90        5,034,978       VMIG-1    SP-1+
  5,000,000   Suffolk County, NY Brentwood UFSD TAN                        06/30/97     4.04        5,014,079
-----------                                                                                       -----------
 34,165,000   Total Tax Exempt Investments                                                         34,243,267
-----------                                                                                       -----------

Variable Rate Demand Instruments (b) (56.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000   Alleghany County, PA HDA RB
              (Alleghany General Hospital)- Series B
              LOC Morgan Guaranty Trust Company                            09/01/10     3.70%     $ 1,900,000       VMIG-1     A1+
  4,580,000   Arlington County, VA IDA (Air Force Association Project)
              LOC Central Fidelity Bank                                    07/01/98     3.95        4,580,000
  1,000,000   Carthage, MO IDA IDRB (Leggett & Platt, Inc.)
              LOC Union Bank of Switzerland                                09/01/30     3.95        1,000,000
  2,300,000   Charlotte, NC Airport RB
              MBIA Insured                                                 07/01/16     3.80        2,300,000       VMIG-1     A1
  3,800,000   Chicago O'Hare International Airport
              (American Airlines) - Series 1993C
              LOC Royal Bank of Canada                                     12/01/17     4.00        3,800,000       P1
  3,700,000   Clark County, NV IDR
              (Cogeneration Association I Project)
              LOC Bank of California                                       11/01/21     3.90        3,700,000       VMIG-1     A1
  2,800,000   Daviess County, KY Solid Waste Disposal Facilities Revenue
              (Scott Paper Co.) Project A                                  12/01/23     4.10        2,800,000       P1         A1+
  2,000,000   Daviess County, KY Solid Waste Disposal Facilities Revenue
              (Scott Paper Co.) - Series A                                 05/01/24     4.10        2,000,000       P1         A1+
  1,970,000   Durham NC Public Improvement                                 02/01/09     3.80        1,970,000       VMIG-1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,640,000   Elkhart County, IN EDRB (Burger Diary Corporation Project)
              LOC Old Kent Bank & Trust Co.                                12/01/11     4.00%    $  1,640,000                   A1
  6,100,000   Forsyth, MT PCRB (Portland General Electric Company)
              LOC Banque Nationale de Paris                                12/01/16     3.95        6,100,000       VMIG-1
  1,380,000   Fulton County, GA RDA (Darby Printing Company)
              LOC Wachovia Bank & Trust Co., N.A.                          04/01/11     4.25        1,380,000
  1,750,000   Greensboro, NC Public Improvement - Series B                 04/01/11     3.80        1,750,000       VMIG-1     A1+
  1,550,000   Greensboro, NC Public Improvement - Series B                 04/01/09     3.80        1,550,000       VMIG-1     A1+
  1,900,000   Gulf Coast IDA Solid Waste Disposal RB
              (Citgo Petroleum Corporation Project) - Series 1995
              LOC NCNB                                                     05/01/25     4.15        1,900,000       VMIG-1
  1,600,000   Gulf Coast Waste Disposal Authority
              Solid Waste Disposal Revenue Bonds (AMOCO Oil Co.)           08/01/23     4.05        1,600,000       VMIG-1     A1+
  2,480,000   Haleyville, AL IDA IDRB (Cusseta Wood Inc. Project)
              LOC Columbus Bank & Trust Company                            11/01/04     4.05        2,480,000       P1
  3,735,000   Hamilton County, OH EDRB (Berman Printing Company)
              LOC Fifth Third Bank                                         12/01/08     3.95        3,735,000
  2,000,000   Indiana State EDC
              (Fischer Enterprise Limited Project) - Series 1989
              LOC PNC Bank                                                 12/01/04     4.00        2,000,000
    530,000   Jefferson County, KY IDRB (Belknap Incorporation)
              LOC Chase Manhattan Bank, N.A.                               12/01/14     3.75          530,000                  A1
  4,600,000   Jefferson Parish LA Industrial Development Board IDRB
              (Sara Lee Corporation Project)                               04/01/24     3.95        4,600,000                  A1+
  1,000,000   Lewisville IDA Incorporate Adjustable Rate Demand IDRB
              (Benedict Optical Incorporate Projects)
              LOC Comerica Bank                                            05/01/08     4.15        1,000,000
  5,300,000   Lexington - Fayette Urban County Airport Corporation
              LOC Credit Locale De France                                  04/01/24     4.10        5,300,000       P1         A1+
  3,600,000   Massachusetts IFA
              (890 Commonwealth Realty Trust)
              LOC Bank Of New York                                         12/01/11     4.05        3,600,000
    400,000   Meridian, MI EDC
              (Hannah Research & Technology Center)
              LOC Barclays Bank PLC                                        11/15/14     3.75          400,000                  A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Michigan Highered Student Loan Series XII-F
              AMBAC Insured                                                10/01/20     3.90%    $  2,000,000       VMIG-1
    870,000   Michigan State Strategic Fund (260 Brown Street)
              LOC Comerica Bank                                            10/01/15     3.50          870,000       VMIG-1
  2,000,000   Michigan State Strategic Fund Long Term Obligation RB
              (B & G Realty Incorporate Project)
              LOC Bank One Milwaukee, N.A.                                 10/01/01     3.88        2,000,000
  3,000,000   Michigan Strategic Fund
              (National Rubber Michigan Incorporated Project)
              LOC National Bank of Canada                                  09/01/11     4.00        3,000,000       P1
  3,500,000   Michigan Strategic Fund PCRB
              (Consumers Power Company Project) - Series 1993A
              LOC Canadian Imperial Bank Of Commerce                       06/15/10     3.80        3,500,000                   A1+
  2,000,000   Montgomery County, PA Redevelopment Authority MHRB
              (Glenmore Associates Project)
              FNMA Mae Collateralized                                      11/15/25     3.85        2,000,000                   A1+
  2,700,000   NC Medical Care Commission Hospital RB
              (Moses H. Cone Memorial Hospital)                            09/01/02     3.80        2,700,000                   A1+
  2,800,000   North Carolina Medical Care Commission (Carol Woods)
              LOC Bank of Scotland                                         04/01/21     4.00        2,800,000       VMIG-1
  1,200,000   Orange County, FL IDRB
              LOC PNC Bank                                                 12/01/03     3.65        1,200,000
    300,000   Orange County, FL IDRB
              LOC PNC Bank                                                 12/01/03     3.65          300,000
  2,700,000   Parish of Calcasieu IDB RB
              (Citgo Petroleum Corporation) - Series 95
              LOC Banque Nationale de Paris                                03/01/25     4.15        2,700,000       VMIG-1
  1,000,000   Philadelphia, PA HEFA Hospital RB
              (Children's Hospital of Philadelphia) - Series A             03/01/27     4.00        1,000,000       VMIG-1      A1+
  1,700,000   Philadelphia, PA HEFA Hospital RB
              (Children's Hospital of Philadelphia) - Series 1992B         03/01/27     4.00        1,700,000       VMIG-1      A1+
  2,200,000   Portland, OR IDRB (Oregon Transfer Company)
              LOC US National Bank of Oregon                               11/01/01     4.43        2,200,000                   A1
  2,340,000   Portsmouth, VA Redevelopment & Housing Authority
              (Chowan Partners)
              LOC Central Fidelity Bank                                    11/01/05     3.95        2,340,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Richmond, VA Redevelopment & Housing Authority (Tobacco Row)
              LOC Westdeutsche Landesbank Girozentrale                     10/01/24     4.00%    $  4,000,000       VMIG-1
  2,500,000   Rosebud County, Forsyth, MT PCRB (Pacificorp)
              LOC Deutsche Bank A.G.                                       12/01/16     4.10        2,500,000
  1,350,000   Sewickley Valley Hospital Authority, PA RN
              (D.T. Watson Rehabilitation Hospital)
              LOC PNC Bank                                                 10/01/97     4.13        1,350,000
    500,000   Shelby County, TN Health Educational & Housing
              (Rhodes College)
              LOC National Westminster Bank PLC                            08/01/10     3.60          500,000                   A1+
  1,800,000   West Side Calhoun County,
              Nav District Sewer & Solid Waste Disposal
              (BP Chemicals Inc. Project)                                  04/01/31     4.10        1,800,000                   A1+
  4,600,000   Yakima County Public Corp. Revenue Bonds
              (Michelson Packaging Project)
              LOC Bank Of America                                          08/01/06     3.90        4,600,000
-----------                                                                                       -----------
108,675,000   Total Variable Rate Demand Instruments                                              108,675,000
-----------                                                                                       -----------
Put Bonds (c) (11.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,855,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation) - Series 1994
              LOC Fifth Third Bank                                         10/01/96     3.80%     $ 1,855,000
  2,500,000   Greater East, TX Higher Education
              Student Loan Authority - Series 1993B
              LOC Student Loan Marketing Association                       06/01/97     3.85        2,500,000       VMIG-1
  6,500,000   Hartford County, MD IDRB (A.O. Smith)
              LOC Bank One Milwaukee, N.A.                                 03/03/97     3.85        6,500,000
  4,000,000   New Mexico Mortgage Finance Authority
              Single Family Mortgage Program - Series 1996A
              LOC Westdeutsche Landesbank Girozentrale                     12/31/96     3.25        4,000,000                 SP-1+
  1,980,000   New Mexico Mortgage Finance Authority
              Single Family Mortgage Program -Series 1996B-2
              FGIC Insured                                                 02/28/97     3.25        1,980,000                 SP-1+
  2,000,000   Pierce County, WA EDC
              (Sea-Land Corporation Project) - Series 1984
              LOC Deutsche Bank A.G.                                       11/01/96     3.90        2,000,000
  3,060,000   Vermont State Educational & Health Building Finance Agency
              (Middlebury College)                                         11/01/96     3.80        3,060,000                  A1+
-----------                                                                                        ----------
 21,895,000   Total Put Bonds                                                                      21,895,000
-----------                                                                                        ----------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------

Tax Exempt Commercial Paper (7.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,800,000   Burlington County, KS PCRB
              (Kansas City Power & Light Company)
              LOC Deutsche Bank A.G.                                       10/23/96     3.55%    $  3,800,000       P1          A1+
  3,000,000   Cook County, IL Health County Hospital                       10/01/96     3.55        3,000,000       VMIG-1     SP-1
  1,500,000   Mashantucket (Western) Pequot Tribe - Series 1996
              LOC Bank Of America                                          10/24/96     3.40        1,500,000       P1          A1+
  1,700,000   North Carolina Eastern Municipal Power Agency - Series 1988B
              LOC Morgan Guaranty & Union Bank Of Switzerland              10/10/96     3.35        1,700,000                   A1+
  2,800,000   Venango IDA PA Resource Recovery RB
              (Scrubgrass Project) - Series A
              LOC National Westminster Bank PLC                            11/13/96     3.55        2,800,000       P1          A1+
  1,000,000   West Virginia Public Energy Authority
              (Morgantown Assoc. Proj.)
              LOC Swiss Bank Corp.                                         10/09/96     3.65        1,000,000                   A1+
-----------                                                                                       -----------
 13,800,000   Total Tax Exempt Commercial Paper                                                    13,800,000
-----------                                                                                       -----------

Variable Rate Demand Instruments - Participations (b) (6.82%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,185,000   El Paso Housing Finance Corporation MHRB
              (Viva Apartment Projet) - Series 1993
              LOC GE Capital Corp.                                         09/01/23     4.10%     $ 5,185,000                   A1+
    990,000   Jefferson County, MO IDA IDRB (Holley Partnership)
              LOC Chase Manhattan Bank, N.A.                               12/01/04     5.36          990,000       P1          A1
  1,000,000   New Jersey State EDA IDRB (Harrison Riverside Project)
              LOC Chase Manhattan Bank, N.A.                               01/01/02     5.36        1,000,000       P1          A1
  1,000,000   New Jersey State EDA IDRB
              (Hartz Mountain Industries Project)
              LOC Chase Manhattan Bank, N.A.                               01/01/02     5.36        1,000,000       P1          A1
    881,323   New Jersey State EDA IDRB
              (Heary Modelle & Company)
              LOC Chase Manhattan Bank, N.A.                               09/01/00     5.36          881,323       P1          A1
    333,380   Northhampton County, PA IDA IDRB
              (East Industrial Affiliates)
              LOC Chase Manhattan Bank, N.A.                               01/01/00     5.36          333,380       P1          A1
  1,400,000   Tyler House Certificate Trust
              Variable Rate Certificates of Participation - Series 1995A
              LOC PNC Bank                                                 08/01/25     4.10        1,400,000       VMIG-1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
     Face                                                                 Maturity                    Value                Standard
    Amount                                                                 Date        Yield        (Note 2)      Moody's  & Poor's
    ------                                                                 ----        -----         ------       -------    ------
Variable Rate Demand Instruments - Participations (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,375,000   York County, PA IDA IDRB
              (Manor Care of Kingston Court Incorporated)
              LOC Chase Manhattan Bank, N.A.                               12/01/08     5.36%    $ 2,375,000        P1          A1
-----------                                                                                     ------------
 13,164,703   Total Variable Rate Demand Instruments - Participations                             13,164,703
-----------                                                                                     ------------
              Total Investments (99.27%)(Cost $191,777,970+)                                     191,777,970
              Cash and Other Assets, Net of Liabilities (.73%)                                     1,407,708
                                                                                                ------------
              Net Assets (100.00%)                                                              $193,185,678
                                                                                                ============

              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund may invest.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.



KEY:
     BAN      =   Bond Anticipation Note                          IFA      =    Industrial Financing Authority
     EDA      =   Economic Development Authority                  LOC      =    Letter of Credit
     EDC      =   Economic Development Corporation                MHRB     =    Multi-Family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond               PCRB     =    Pollution Control Revenue Bond
     FGIC     =   Financial Guaranteed Insurance Company          RB       =    Revenue Bond
     GO       =   General Obligation                              RDA      =    Revenue Development Authority
     HDA      =   Health Development Authority                    RRB      =    Resource Recovery Bonds
     HRB      =   Hospital Revenue Bond                           RN       =    Revenue Note
     HEFA     =   Health and Education Facilities Authority       TAN      =    Tax Anticipation Note
     IDA      =   Industrial Development Authority                TAW      =    Tax Anticipation Warrant
     IDR      =   Industrial Development Rate                     TRAN     =    Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
                       See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================


                                              Cortland General            U.S. Government      Municipal Money
                                             Money Market Fund                 Fund              Market Fund
                                             -----------------            ---------------      ---------------

ASSETS:

  Investments in securities*............      $1,244,525,233              $ 209,964,138          $   191,777,970

  Cash..................................           1,498,571                  1,105,156                  316,780

  Interest receivable...................           3,625,726                    906,772                1,346,115
                                           -----------------            ---------------          ---------------

      Total Assets......................       1,249,649,530                211,976,066              193,440,865



LIABILITIES:

  Dividends payable.....................             156,076                     25,561                   15,344

  Management fee payable................             780,844                    131,598                  122,904

  Other accounts payable................             251,030                    117,070                  116,939
                                           -----------------            ---------------          ---------------

      Total Liabilities.................           1,187,950                    274,229                  255,187
                                           -----------------            ---------------          ---------------



NET ASSETS..............................   $   1,248,461,580            $   211,701,837          $   193,185,678
                                           =================            ===============          ===============

NET ASSET VALUE:

Cortland Shares
   ($ 893,908,120  /   895,754,261 shares)          $   1.00
                                                    ========
   ($ 164,453,723  /   164,991,988 shares)                                      $  1.00
                                                                                =======
   ($ 140,121,538  /   140,147,823 shares)                                                               $  1.00
                                                                                                         =======
Live Oak Shares
   ($ 354,553,460  /   355,044,391 shares)          $   1.00
                                                    ========
   ($  47,248,114  /    47,357,775 shares)                                       $ 1.00
                                                                                 ======
   ($  53,064,140  /    53,071,282 shares)                                                               $  1.00
                                                                                                         =======

* Including repurchase agreements amounting to $117,000,000 and $9,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.

--------------------------------------------------------------------------------
                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996
(UNAUDITED)
================================================================================

                                             Cortland General           U.S. Government              Municipal Money
                                            Money Market Fund                 Fund                     Market Fund
                                            -----------------           ---------------              ---------------
INVESTMENT INCOME


Interest Income.........................   $      37,971,386          $      6,969,761            $       4,265,588
                                             ----------------           ---------------             ----------------

Expenses:

    Management fee--Note 3(a)............           5,388,061                 1,000,708                     886,949

    Distribution support and services
       ----Note 3(c):

        Cortland shares..................           1,322,995                   269,361                     225,634

        Live Oak shares..................             351,085                    48,408                      51,566

    Directors' fees and expenses
      ----Note 3(b)......................               9,114                     9,114                       9,114

    Other expenses.......................              26,121                    18,245                       5,431
                                             ----------------           ---------------           ----------------

        Total Expenses...................           7,097,376                 1,345,836                  1,178,694

    Expenses waived by
      Manager--Note 3(a) and (c).........   (          44,088)         (         75,780)         (           9,593)
                                             ----------------           ---------------           ----------------

        Net Expenses.....................           7,053,288                 1,270,056                  1,169,101
                                             ----------------           ---------------           ----------------

 Net Investment Income...................          30,918,098                 5,699,705                  3,096,487


REALIZED GAIN (LOSS)
   ON INVESTMENTS

 Net realized gain (loss) on investments.              24,344                     1,179                     -0-
                                             ----------------           ---------------           ----------------

 Increase in net assets from operations..   $      30,942,442          $      5,700,884          $       3,096,487
                                             ================           ===============           ================

--------------------------------------------------------------------------------
                                See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                      Cortland General                 U.S. Government                       Municipal Money
                                      Money Market Fund                     Fund                               Market Fund
                                      -----------------                ---------------                       ---------------
                                  For the Six        For the       For the Six       For the           For the Six          For the
                                  Months Ended         Year        Months Ended       Year             Months Ended           Year
                                  September 30,       Ended        September 30,      Ended            September 31,         Ended
                                     1996            March 31,         1996          March 31,             1996            March 31,
                                  (Unaudited)          1996         (Unaudited)        1996            (Unaudited)            1996
                                -------------       ---------      ------------      --------          -------------       --------
 Operations:
 Net investment income...         $30,918,098     $62,409,651     $  5,699,705    $ 12,079,237         $ 3,096,487    $  7,789,068

 Net realized gain (loss) on
     investments.........              24,344         182,364            1,179     (    22,060)             -0-              2,754
                                  -----------     -----------      -----------      ----------         -----------      -----------
 Increase in net assets
     from operations.....          30,942,442      62,592,015        5,700,884      12,057,177           3,096,487       7,791,822
 Distributions
     to shareholders from:
 Net investment income:
   Cortland shares.......        ( 23,214,053)   ( 56,739,267)    (  4,609,299)  (  11,281,834)       (  2,408,704)+  (  7,250,573)+


   Live Oak shares.......        (  7,826,020)   (  5,536,157)    (  1,071,418)  (     766,391)       (    711,020)+  (    524,001)+
 Capital share
     transactions net (Note 4):
   Cortland shares.......        (265,703,735)    165,048,002     ( 90,901,057)     36,908,866        ( 76,321,440)   (  7,599,135)
   Live Oak shares.......           4,059,752     350,984,640           32,480      47,325,294           3,410,988      49,660,294
                                  -----------     -----------      -----------     -----------         -----------      -----------

 Total increase (decrease)       (261,741,614)    516,349,233     ( 90,848,410)     84,243,112        ( 72,933,689)     42,078,407

 Net assets:
 Beginning of year.......      1,510,203,194      993,853,961      302,550,247     218,307,135         266,119,367     224,040,960
                               -------------    -------------      -----------     -----------         -----------     -----------

 End of year*...........      $1,248,461,580   $1,510,203,194     $211,701,837    $302,550,247        $193,185,678    $266,119,367
                               =============    =============      ===========     ===========         ===========     ===========


* Includes undistributed net investment income of $28,199 and $150,174 in Cortland General Money Market Fund at September 30, 1996 and March 31,
     1996, respectively. Includes undistributed net investment income of $50,000 and $31,012 at September 30, 1996 and March 31, 1996 for the U.S.
     Government Fund. Includes undistributed net investment income of $14,494 at March 31, 1996 for the Municipal Money Market Fund.

+    Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
                    See Notes to Financial Statements

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Each Fund has two classes of stock authorized, Cortland shares and Live Oak shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. In all other respects, the Cortland shares and Live Oak shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends on March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the other shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 1996, there were 6,565,479 Pilgrim Shares outstanding.

Note  2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b)Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================



Note 2-Significant Accounting Policies: (Continued)

(e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 1996, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,389,615, $699,105 and $24,684, respectively, available for Federal income tax purposes to be applied against future securities profit, if any.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or reimburse each of the Funds, to the extent required, so that the amount of the ordinary expenses incurred by each of the Funds (excluding brokerage commissions, interest, taxes, distribution support and service expenses and extraordinary expenses) do not exceed the expense limitations imposed by the securities laws or regulations of those states or jurisdictions in which the Funds' shares are registered or qualified for sale. Currently, the only such expense limitation requires that ordinary Fund expenses (excluding brokerage commissions, interest, taxes, distribution support and service expenses and extraordinary expenses) for any fiscal year do not exceed 2.5% of the first $30 million of each Fund's average daily net assets, plus 2% of the next $70 million of each Fund's average daily net assets, plus 1.5% of each Fund's average daily net assets in excess of $100 million. No reimbursement was required pursuant to the expense limitation for the year ended September 30, 1996.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the period ended September 30, 1996, the Distributor waived Distribution support and services fees of $44,088, $25,780 and $9,593 for the Live Oak shares of the Cortland General Fund, U.S. Government Fund and Municipal Fund, respectively. In addition the Manager waived Management fees of $50,000 for the U.S. Government Fund.

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



===============================================================================

Note 4-Capital Share Transactions:

At September 30, 1996, 3 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:




                             Cortland General Money                                                     Municipal Money
                                  Market Fund                    U.S. Government Fund                   Market Fund
                           ------------------------------      ---------------------------       -----------------------------
                           For the Six       For the Year      For the Six     For the Year      For the Six     For the Year
                           Months Ended         Ended          Months Ended        Ended         Months Ended         Ended
                           September 30,      March 31,        September 30,     March 31,       September 30,      March 31,
                               1996             1996               1996            1996              1996             1996
                           -------------     ------------      -------------   ------------      -----------        -------
Cortland Shares
Shares sold...........     1,889,806,855    5,692,461,972        316,087,660   1,147,151,347      367,595,754    1,118,581,921
Dividends reinvested..        23,537,223       56,469,119          4,680,997      11,224,107        2,447,325        7,224,068
                          --------------    --------------       -----------   -------------      -----------    -------------
                           1,913,344,078    5,748,931,091        320,768,657   1,158,375,454      370,043,079    1,125,805,989
Shares redeemed.......    (2,179,047,813)  (5,583,883,089)      (411,669,714) (1,121,466,588)   ( 446,364,519)  (1,133,405,124)
                          --------------   --------------        -----------   -------------     ------------   --------------
Net increase (decrease)   (  265,703,735)     165,048,002       ( 90,901,057)     36,908,866     ( 76,321,440)  (    7,599,135)
                          ==============   ==============        ===========   =============     ============   ==============
Live Oak Shares
Shares sold...........       749,756,376      803,496,773         87,893,295     107,188,689      100,558,037      108,031,220
Dividends reinvested..         7,895,001        5,399,043          1,081,067         747,543          716,259          512,060
                          --------------   --------------        -----------    ------------      -----------      -----------
                             757,651,377      808,895,816         88,974,362     107,936,232      101,274,296      108,543,280
Shares redeemed.......     ( 753,591,625)   ( 457,911,177)      ( 88,941,882)   ( 60,610,937)    ( 97,863,308)   (  58,882,986)
                          ---------------   --------------       ------------   ------------      -----------      -----------
Net increase..........         4,059,752      350,984,639             32,480      47,325,295        3,410,988       49,660,294
                          ===============   ==============       ============   ============      ===========      ===========

The components of net assets are as follows:



                           Cortland General Money                                                    Municipal Money
                                Market Fund                   U.S. Government Fund                      Market Fund
                       ----------------------------        ---------------------------          ---------------------------
                         For the Six        For the          For the Six       For the          For the Six        For the
                         Months Ended         Year           Months Ended        Year           Months Ended         Year
                         September 30,       Ended          September 30,       Ended          September 30,        Ended
                             1996          March 31,            1996          March 31,            1996            March 31,
                          (Unaudited)         1996           (Unaudited)         1996           (Unaudited)         1996
                        -------------    --------------     -------------   -----------        ------------    ------------
Paid-in capital....    $1,250,798,652    $1,512,442,635    $ 212,349,763   $303,218,340        $193,219,105    $266,129,557
Accumulated net
   realized losses.      (  2,365,271)      ( 2,389,615)   (     697,926)   (   699,105)       (     24,684)   (     24,684)
Undistributed net
   investment income           28,199           150,174           50,000         31,012              (8,743)         14,494
                        -------------     -------------     -------------   ------------       -------------   ------------
Total net assets...    $1,248,461,580    $1,510,203,194    $  211,701,837  $ 302,550,247       $193,185,678    $266,119,367
                        =============     =============     =============   ============       =============   =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Selected Financial Information.
                                                                              General Money Market Fund
                                  ----------------------------------------------------------------------------------------------
                                         Live Oak Shares                                        Cortland Shares
                                  -----------------------------                          For the Year Ended March 31,
                                               November 16, 1995                ------------------------------------------------
                                  Six Months     (Commencement     Six Months
                                     Ended     of distribution)       Ended
                                 September 30,   to March 31,     September 30,
                                     1996            1996            1996        1996       1995      1994       1993       1992
                                   --------        --------         -------     ------     ------    ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.......... $ .9987        $  .9982         $ .9985    $ .9974     $1.0000   $1.0000    $1.0000      $1.0000
                                   -------        --------         -------    -------     -------   -------    -------      -------

Income from investment operations:
Net investment income.............   .0223           .0175           .0219      .0485       .0384     .0250      .0284        .0470
Net realized and unrealized
  gain/(loss) on investments......     --            .0005         ( .0005)     .0010     ( .0026)+   .0001        --           --
                                   -------        --------         -------    -------     -------   -------    -------      -------
Total from investment operations     .0223           .0180           .0214      .0495       .0358     .0251      .0284        .0470

Less distributions:
Dividends from net investment
   income......................... ( .0224)       (  .0175)        ( .0220)   ( .0484)    ( .0384)  ( .0250)   ( .0284)    ( .0470)
Dividends from net realized
  gain on investments.............     --              --              --         --          --    ( .0001)       --          --
                                   -------        --------         -------    -------     -------   -------    -------      -------

Total distributions............... ( .0224)       (  .0175)       ( .0220)    ( .0484)   ( .0384)   ( .0251)   ( .0284)    ( .0470)
                                   -------        --------         -------    -------     -------   -------    -------     --------

Net asset value, end of period    $  .9986         $ .9987        $ .9979     $ .9985    $ .9974    $1.0000    $1.0000      $1.0000
                                   =======        ========         =======    =======     =======   =======     =======    ========

Total Return......................   4.56%++         4.78%++        4.48%++     4.95%      3.91%+     2.53%      2.88%        4.81%

Ratios/Supplemental Data
Net assets,
 end of period (000 "s omitted)  $354,553         $351,030      $893,908   $1,159,173   $993,854   $926,400   $904,735     $906,662

Ratios to average net assets:
Expenses........................    .94%++*         0.97%++*        1.02%++     1.03%      1.03%*    1.02%*     1.00%*       1.01%*
Net investment income...........   4.44%++          4.68%++         4.37%++     4.86%      3.85%     2.48%      2.84%        4.67%

* Management and distribution support and services fees of .02%, .02%, .04% and .04% of average net assets, respectively, were waived during the years ended
  1995, 1994, 1993 and 1992 for Cortland shares. Distribution support and service fee of .03%, and .02% of average net assets were waived during the period ended September 30, 1996 and March 31, 1996, respectively, for Live Oak shares.

+ Includes the effect of a capital contribution from the Manager of $.0044 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.0070 per share and the total return would have been 2.89%.

++Annualized


--------------------------------------------------------------------------------


================================================================================

5. Selected Financial Information. (Continued)


                                                                             U. S. Government Fund
                                  ----------------------------------------------------------------------------------------------
                                         Live Oak Shares                                        Cortland Shares
                                  -----------------------------                          For the Year Ended March 31,
                                               November 16, 1995                ------------------------------------------------
                                  Six Months     (Commencement     Six Months
                                     Ended     of distribution)       Ended
                                 September 30,   to March 31,     September 30,
                                     1996            1996            1996        1996       1995      1994       1993       1992
                                   --------        --------         -------     ------     ------    ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.......... $ .9976        $  .9974         $ .9978    $ .9969     $1.0000   $1.0000    $1.0000      $1.0000
                                   -------        --------         -------    -------     -------   -------    -------      -------

Income from investment operations:
Net investment income.............   .0222           .0174           .0216      .0471       .0377     .0250      .0290        .0466
Net realized and unrealized
  gain/(loss) on investments......     --            .0002         ( .0012)     .0008     ( .0031)+   .0002        --         .0004
                                   -------        --------         -------    -------     -------   -------    -------      -------
Total from investment operations     .0222           .0176           .0204      .0479       .0346     .0252      .0290        .0470

Less distributions:
Dividends from net investment
   income......................... ( .0222)       (  .0174)        ( .0214)   ( .0470)    ( .0377)  ( .0250)   ( .0290)    ( .0466)
Dividends from net realized
  gain on investments.............     --              --              --         --          --    ( .0002)       --      ( .0004)
                                   -------        --------         -------    -------     -------   -------    -------      -------

Total distributions............... ( .0222)       (  .0174)       ( .0214)    ( .0470)   ( .0377)   ( .0252)   ( .0290)    ( .0470)
                                   -------        --------         -------    -------     -------   -------    -------     --------

Net asset value, end of period    $  .9976         $ .9976        $ .9968     $ .9978    $ .9969    $1.0000    $1.0000      $1.0000
                                   =======        ========         =======    =======     =======   =======     =======    ========

Total Return......................   4.52%++         4.74%++        4.36%++     4.80%      3.84%+     2.55%      2.94%        4.77%

Ratios/Supplemental Data
Net assets,
 end of period (000 "s omitted)   $47,248          $47,328      $164,454     $255,222   $218,307   $234,082   $242,199     $230,778

Ratios to average net assets:
Expenses..........................  .84%++*          .89%++*         .99%++*    1.04%      1.04%*    1.04%*     1.01%*       1.00%*
Net investment income............. 4.43%++          4.64%++         4.29%++     4.72%      3.74%     2.47%      2.89%        4.63%


* Management and distribution support and services fees of .04% of average net assets for six months ended September 30, 1996 and .01%, .01%, .04% and .045% of average net assets, respectively, were waived during the years ended 1995, 1994, 1993 and 1992 for Cortland shares. Management and Distribution support and service fee of .14%, and .11% of average net assets were waived during the period ended September 30, 1996 and March 31, 1996, respectively, for Live Oak shares.
+ Includes the effect of a capital contribution from the Manager of $.0063 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.0094 per share and the total return would have been 2.81%.
++Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Selected Financial Information. (Continued)


                                                                     Municipal Money Market Fund
                                  ----------------------------------------------------------------------------------------------
                                         Live Oak Shares                                        Cortland Shares
                                  -----------------------------                          For the Year Ended March 31,
                                               November 16, 1995                ------------------------------------------------
                                  Six Months     (Commencement     Six Months
                                     Ended     of distribution)       Ended
                                 September 30,   to March 31,     September 30,
                                     1996            1996             1996       1996       1995      1994       1993       1992
                                   --------        --------         -------     ------     ------    ------     ------     ------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period.......... $1.0000        $  .9999         $1.0000    $ .9999     $ .9999   $ .9999    $1.0000       $.9999
                                   -------        --------         -------    -------     -------   -------    -------      -------

Income from investment operations:
Net investment income.............   .0136           .0110           .0133      .0303       .0255     .0180      .0224        .0374
Net realized and unrealized
  gain/(loss) on investments......     --              --              --         --          --        --      (.0001)       .0001
                                   -------        --------         -------    -------     -------   -------    -------      -------
Total from investment operations     .0136           .0110           .0133      .0303       .0255     .0180      .0223       0.0375

Less distributions:
Dividends from net investment
   income......................... ( .0138)       (  .0109)        ( .0134)   ( .0302)    ( .0255)  ( .0180)   ( .0224)      (.0374)
Dividends from net realized
  gain on investments.............     --              --              --         --          --        --         --           --
                                   -------        --------         -------    -------     -------   -------    -------      -------

Total distributions............... ( .0138)       (  .0109)       ( .0134)    ( .0302)   ( .0255)   ( .0180)   ( .0224)      (.0374)
                                   -------        --------         -------    -------     -------   -------    -------      -------

Net asset value, end of period    $  .9998         $1.0000        $ .9999     $1.0000    $0.9999    $0.9999    $0.9999      $1.0000
                                   =======        ========         =======    =======     =======   =======     =======    ========

Total Return......................   2.80%++         2.96%++        2.71%++     3.06%      2.58%      1.82%      2.26%        3.81%

Ratios/Supplemental Data
Net assets,
 end of period (000 "s omitted)   $53,064          $49,663      $140,122     $216,456   $224,041   $240,570   $210,521     $210,948

Ratios to average net assets:
Expenses..........................  .94%++*          .96%++*        1.03%++     1.03%       .99%*     .98%*      .92%*        .92%*
Net investment income............. 2.74%++          2.91%++         2.65%++     3.02%      2.54%     1.79%      2.22%        3.70%


* Management and distribution support and services fees of .06%, .07%, .13% and .13% of average net assets, respectively, were waived during the years ended
1995, 1994, 1993 and 1992 for Cortland shares. Distribution support and service fee of .04% and .03% of average net assets were waived during the period ended
September 30, 1996 and March 31, 1996, respectively, for Live Oak shares.

++Annualized


_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Semi-annual Report
September 30, 1996


   CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200